Share-Based Payment Arrangements (Details) - Schedule of Number of RSUs	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Number of RSUs [Abstract]
Outstanding at beginning	7,857,917	2,610,000
Granted during the year	2,777,000	6,785,000
Forfeited during the year	(1,187,292)	(157,083)
Vested during the year	(3,676,875)	(1,380,000)
Outstanding at ending	5,770,750	7,857,917